Robeco Investment Funds

Investor Class

Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

Robeco WPG 130/30 Large Cap Core Fund

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 5, 2008

to Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Limited Reopening of Robeco Boston Partners Long/Short Equity Fund

Effective March 5, 2008, the Investor Class of the Robeco Boston Partners Long/Short Equity Fund is reopened to purchases made by existing shareholders, employees of Robeco Investment Management, Inc. and their spouses, parents and children, and existing and future clients of financial advisers and planners whose clients already hold shares of the Robeco Boston Partners Long/Short Equity Fund.

Other persons who are shareholders of the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund, SAM Sustainable Water Fund and SAM Sustainable Climate Fund are permitted to acquire shares of the Robeco Boston Partners Long/Short Equity Fund by exchange. Distributions to all shareholders of the Robeco Boston Partners Long/Short Equity Fund will continue to be reinvested unless a shareholder has elected otherwise.

2. Revision to Expenses and Fees Table for the Robeco WPG 130/30 Large Cap Core Fund

Footnote (4) to the “Expenses and Fees” table for the Robeco WPG 130/30 Large Cap Core Fund on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

(4) Robeco has contractually agreed to waive all or a portion of its advisory fees and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.65% of the Fund’s average daily net assets through December 31, 2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation and estimated Total annual Fund operating expense, after such waivers and reimbursements is 2.56%. Robeco may not recoup any of its waived investment advisory fees.

3. Fee Reductions for Robeco Boston Partners Small Cap Value Fund II

Effective March 5, 2008, the advisory fee for the Robeco Boston Partners Small Cap Value Fund II will be reduced. The “Expenses and Fees” table and “Expense Example” on page 18 of the Prospectus are hereby replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Fund for the fiscal year ended August 31, 2007 and has been restated to reflect current expenses.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee	None
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other Expenses (2)	0.31%

Total annual Fund operating expenses	1.56%
Fee waivers and expense reimbursements (3)	(0.01)%

Net expenses	1.55%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(3)

Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.55% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$259	$490	$846	$1,853

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

4. Extension of Fee Waiver Agreements

Effective March 5, 2008, Robeco Investment Management, Inc., the investment adviser to the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund and Robeco 130/30 Large Cap Core Fund, and Sustainable Asset Management USA, Inc., the investment adviser to the SAM Sustainable Water Fund and SAM Sustainable Climate Fund, have agreed to extend contractual fee waiver agreements in place for the Investor Class from December 31, 2008 to December 31, 2011. Thus, references to the expiration date of December 31, 2008 are changed to December 31, 2011, and example cost figures are revised as follows.

Robeco Boston Partners Large Cap Value Fund example cost figures on page 7 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$102	$318	$591	$1,478

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco Boston Partners Mid Cap Value Fund example cost figures on page 12 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$127	$397	$743	$1,885

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco Boston Partners All Cap Value Fund example cost figures on page 24 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$122	$381	$812	$2,462

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco Boston Partners Long/Short Equity Fund example cost figures on page 30 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$573	$1,129	$1,923	$4,046

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco WPG Core Bond Fund example cost figures on page 36 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$69	$218	$427	$1,170

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco 130/30 Large Cap Core Fund example cost figures on page 42 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$259	$796	$1,407	$3,194

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

SAM Sustainable Climate Fund example cost figures on page 47 are modified to:

	1 Year	3 Years
Investor Class	$177	$548

SAM Sustainable Water Fund example cost figures on page 51 are modified to:

	1 Year	3 Years
Investor Class	$177	$548

Robeco Investment Management, Inc. also has agreed to extend the contractual fee waiver agreement in place for the Investor Class of the Robeco Boston Partners Small Cap Value Fund II from December 31, 2008 until December 31, 2011. See Item 3 above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Robeco Investment Funds

Institutional Class

Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

Robeco WPG 130/30 Large Cap Core Fund

Robeco WPG Small Cap Value Fund

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 5, 2008

to Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Limited Reopening of Robeco Boston Partners Long/Short Equity Fund

Effective March 5, 2008, the Institutional Class of the Robeco Boston Partners Long/Short Equity Fund is reopened to purchases made by existing shareholders, employees of Robeco Investment Management, Inc., and existing and future clients of financial advisers and planners whose clients already hold shares of the Robeco Boston Partners Long/Short Equity Fund.

Other persons who are shareholders of the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund, Robeco WPG Small Cap Value Fund, SAM Sustainable Water Fund and SAM Sustainable Climate Fund are permitted to acquire shares of the Robeco Boston Partners Long/Short Equity Fund by exchange. Distributions to all shareholders of the Robeco Boston Partners Long/Short Equity Fund will continue to be reinvested unless a shareholder has elected otherwise.

2. Revision to Expenses and Fees Table for the Robeco WPG 130/30 Large Cap Core Fund

Footnote (4) to the “Expenses and Fees” table for the Robeco WPG 130/30 Large Cap Core Fund on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

(4) Robeco has contractually agreed to waive all or a portion of its advisory fees and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.40% of the Fund’s average daily net assets through December 31, 2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) exceeded the applicable expense limitation and Total annual Fund operating expense, after such waivers and reimbursements is 2.31%. Robeco may not recoup any of its waived investment advisory fees.

3. Fee Reductions for Robeco Boston Partners Small Cap Value Fund II

Effective March 5, 2008, the advisory fee for the Robeco Boston Partners Small Cap Value Fund II will be reduced. The “Expenses and Fees” table and “Expense Example” on page 18 of the Prospectus are hereby replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Fund for the fiscal year ended August 31, 2007 and has been restated to reflect current expenses.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee	None
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	1.00%
Distribution (12b-1) fees	None
Other Expenses (2)	0.31%

Total annual Fund operating expenses	1.31%
Fee waivers and expense reimbursements (3)	(0.01)%

Net expenses	1.30%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3)

Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.30% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$234	$412	$714	$1,575

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

4. Extension of Fee Waiver Agreements

Effective March 5, 2008, Robeco Investment Management, Inc., the investment adviser to the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco 130/30 Large Cap Core Fund and Robeco WPG Small Cap Value Fund, and Sustainable Asset Management USA, Inc., the investment adviser to the SAM Sustainable Water Fund and SAM Sustainable Climate Fund, have agreed to extend contractual fee waiver agreements in place for the Institutional Class from December 31, 2008 to December 31, 2011. Thus, references to the expiration date of December 31, 2008 are changed to December 31, 2011, and example cost figures are revised as follows.

Robeco Boston Partners Large Cap Value Fund example cost figures on page 7 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$77	$240	$456	$1,188

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco Boston Partners Mid Cap Value Fund example cost figures on page 12 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$102	$318	$610	$1,605

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco Boston Partners All Cap Value Fund example cost figures on page 24 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$97	$303	$680	$2,191

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco Boston Partners Long/Short Equity Fund example cost figures on page 30 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$548	$1,056	$1,806	$3,828

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco WPG Core Bond Fund example cost figures on page 36 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$44	$138	$290	$871

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco 130/30 Large Cap Core Fund example cost figures on page 42 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$234	$721	$1,283	$2,950

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

Robeco WPG Small Cap Value Fund example cost figures on page 47 are modified to:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$150	$465	$803	$1,757

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

SAM Sustainable Climate Fund example cost figures on page 52 are modified to:

	1 Year	3 Years
Institutional Class	$152	$471

SAM Sustainable Water Fund example cost figures on page 56 are modified to:

	1 Year	3 Years
Institutional Class	$152	$471

Robeco Investment Management, Inc. also has agreed to extend the contractual fee waiver agreement in place for the Institutional Class of the Robeco Boston Partners Small Cap Value Fund II from December 31, 2008 until December 31, 2011. See Item 3 above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.